Leases - Summary of Maturity Analysis (Detail) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Leases [Abstract]
2021	¥ 0
2022	45,795
2023	14,368
2024	2,026
2025 and thereafter	0
Subtotal	62,189
Less: imputed interest	(3,863)
Lease liabilities	58,326
2021	0
2022	205
2023	75
2024	0
2025 and thereafter	0
Subtotal	280
Less: imputed interest	(16)
Lease liabilities	¥ 264